Share repurchase program	9 Months Ended
Sep. 30, 2019
Share repurchase program
Share repurchase program
19 .	Share repurchase program

In December 2018, the Company’s Board of Directors authorized a share repurchase program
(“2018 share repurchase program”) under
which the Company may repurchase up to US$1,000,000 worth of its
American depositary shares (“
ADSs
”)

over the following
12
months. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.
Under 2018 share repurchase program, as
of September 30, 2019, the Company had repurchased 2,332,048 ADSs. In December 2018, the Company repurchased 1,396,200 ADSs for US$29,999 (RMB205,886) on the open market, at a weighted average price of US$21.48 per ADS. In January 2019, the Company repurchased 935,848 ADSs for US$19,101 (RMB131,010) on the open market, at a weighted average price of US$20.41 per ADS. The Company accounts for the
repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.